Lease Obligations - Summary of Future Minimum Lease Payments for Operating Lease (FY) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Operating Lease Liabilities Payments Due [Abstract]
2025	$ 4,212
2026	3,171
2027	720
Total minimum lease payments	8,103
Less: imputed interest	(582)
Total operating lease liability	$ 7,521